Financing and Interest	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Financing and Interest	FINANCING AND INTEREST

	Years Ended December 31
	2022	2021
Interest on Credit Facilities	$19,550	$13,300
Interest on long-term notes	60,643	78,546
Interest on lease obligations	193	223
Cash interest	$80,386	$92,069
Amortization of debt issue costs	6,286	4,858
Accretion of asset retirement obligations (note 9)	15,683	12,381
Early redemption expense (note 8)	2,462	1,851
Financing and interest	$104,817	$111,159